SEI INSTITUTIONAL INTERNATIONAL TRUST

Emerging Markets Equity Fund
(the "Fund")

Supplement Dated October 7, 2022
to the Class F Shares Prospectus, dated January 31, 2022, as amended on April 8, 2022,
July 8, 2022, and July 15, 2022, the Class Y Shares Prospectus, dated January 31, 2022, as amended on
April 8, 2022, July 8, 2022, and July 15, 2022 (the "Prospectuses") and Statement of Additional Information
(the "SAI"), dated January 31, 2022, as amended on April 8, 2022, July 8, 2022, July 15, 2022 and October 3, 2022

This Supplement provides new and additional information beyond that contained in the Prospectuses and SAI, and should be read in conjunction with such Prospectuses and SAI.

The Prospectuses and SAI are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Effective immediately, RWC Asset Advisors (US) LLC no longer serves as a sub-adviser to the Fund. As such, all references to RWC Asset Advisors (US) LLC are hereby deleted from the Prospectuses and SAI.

There are no other changes to the Prospectuses or SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1420 (10/22)